Business Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Acquisition [Abstract]
Business acquisition

5. Business acquisition

VitailityRx

On January 28, 2022, the Company entered into a stock purchase agreement with Worker’s Health Rx, Inc. (“VitalityRx”) and Marc Wiener, the sole shareholder, who was also our President, until his resignation on April 26, 2023, pursuant to which we acquired 100% of the outstanding equity interests of VitalityRx in exchange for the issuance of 250,000 shares of our common stock and $350,000. The cash portion of the purchase price has been paid.

Vitality Rx was an early stage pharmacy dedicated to serving the pharmacy needs of patients in the community and residing in Long-Term Care facilities in the tri-state area. In addition, Vitality Rx was exploring the possibility of providing Intravenous Immunoglobulin (“IVIG”) to a number of physician offices in the community: including but not limited to: neurologists, Ob/Gyn & infectious disease.  This offering was in a preliminary stage until the Company decided to discontinue its operations in December 2023.

Consideration
250,000 shares of common stock	$467,500
Notes payable	350,000
Total consideration	$817,500

Fair value of net identifiable assets (liabilities) acquired
Cash	$9,000
Furniture and equipment	0
Capitalized start up costs	0
Intangible assets – website	1,750
Fair value of net identifiable assets (liabilities) acquired	$10,750

Initial goodwill	$806,750

The initial goodwill has been adjusted to $815,500 as a result of contractual adjustments.

During the year ended December 31, 2023, as a result of management’s actions to close the operations of its early-stage Vitality RX operations, goodwill was determined to be impaired and resulted in an expense related to the full impairment of goodwill in the amount of $815,500 and a loss on disposition of long-term assets in the amount of $37,979.

6. Business acquisition

VitailityRx

On January 28, 2022, the Company entered into a stock purchase agreement with Worker’s Health Rx, Inc. (“VitalityRx”) and Marc Wiener, the sole shareholder, who was also our former President, pursuant to which we acquired 100% of the outstanding equity interests of VitalityRx in exchange for the issuance of 250,000 shares of our common stock and $350,000. The cash portion of the purchase price was paid by December 31, 2022.

Vitality Rx was an early-stage pharmacy dedicated to serving the pharmacy needs of patients in the community and residing in Long-Term Care facilities in the tri-state area. In addition, Vitality Rx was exploring the possibility of providing Intravenous Immunoglobulin (“IVIG”) to a number of physician offices in the community, including but not limited to, neurologists, Ob/Gyn and infectious disease.  This offering was in a preliminary stage until the Company decided to discontinue its operations in December 2023.

Consideration
250,000 shares of common stock	$467,500
Notes payable	350,000
Total consideration	$817,500

Fair value of net identifiable assets (liabilities) acquired
Cash	$9,000
Furniture and equipment	0
Capitalized start-up costs	0
Intangible assets – website	1,750
Fair value of net identifiable assets (liabilities) acquired	$10,750

Initial goodwill	$806,750

The initial goodwill has been adjusted to $815,500 as a result of contractual adjustments.

During the year ended December 31, 2023, as a result of management’s actions to close the operations of its early-stage Vitality RX operations, goodwill was determined to be impaired and resulted in an expense related to the full impairment of goodwill in the amount of $815,500 and a loss on disposition of long-term assets in the amount of $37,979.